Investments in affiliated companies	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies

Sony accounts for its investments in affiliated companies over which Sony has significant influence under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than a minor influence over the operation of the investee exists (generally through more than 3-5% ownership).

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2014	2015
Current assets	307,726	280,485
Noncurrent assets	716,159	770,847
Current liabilities	235,618	208,271
Noncurrent liabilities and noncontrolling interests	501,893	657,865
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net revenues	193,405	306,383	308,399
Operating income (loss)	(14,759)	(1,064)	34,962
Net income (loss) attributable to controlling interests	(26,026)	(15,195)	(5,461)
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”) which acquired EMI Music Publishing for total consideration of 2.2 billion U.S. dollars. Sony invested 320 million U.S. dollars in DHP, through Nile Acquisition LLC, for a 39.8% equity interest. Nile Acquisition LLC is a joint venture with the third party investor of Sony’s U.S. based music publishing subsidiary in which Sony holds a 74.9% ownership interest. Sony accounts for its interest in DHP under the equity method. In addition, DHP entered into an agreement with Sony’s U.S. based music publishing subsidiary in which the subsidiary provides administration services to DHP. DHP was determined to be a variable interest entity as described in Note 23.

On February 25, 2013, Sony sold 95,000 shares of its 886,908 shares in its consolidated subsidiary M3, Inc. (“M3”) to a third party for cash consideration of 14,236 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony deconsolidated M3 as its share ownership fell to 49.8% of the issued and outstanding shares of M3 and recorded a gain of 122,160 million yen in other operating (income) loss, net in the consolidated statements of income for the fiscal year ended March 31, 2013. Of this gain, 117,216 million yen related to the remeasurement to fair value, using M3’s closing stock price on the date of the sale, of Sony’s remaining shares in M3. On September 17, 2013, Sony sold an additional 155,000 shares of M3 (9.75% of the issued and outstanding shares of M3) to a third party for cash consideration of 37,799 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony recorded a gain of 12,793 million yen in other operating (income) expense, net in the consolidated statements of income for the fiscal year ended March 31, 2014. Although Sony’s ownership has decreased to 39.38% due to the above-mentioned sales and M3’s subsequent issuance of additional common stock, Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical. Sony accounts for its remaining interest in M3 under the equity method.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 88,559 million yen at March 31, 2015. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2014 and 2015.

With the exception of the investment in M3, which is quoted on the Tokyo Stock Exchange and has a carrying value and fair value as of March 31, 2015 of 106,377 million yen and 324,950 million yen respectively, there were no affiliated companies accounted for under the equity method with a market quotation as of March 31, 2014 and 2015.

The number of affiliated companies accounted for under the equity method as of March 31, 2014 and 2015 were 107 and 98, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2014	2015
Accounts receivable, trade	8,271	8,350
Accounts payable, trade	1,030	1,887
Capital lease obligations	71,345	50,001

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Sales	18,565	23,647	29,393
Purchases	1,725	1,533	1,498
Lease payments	25,523	38,919	36,642

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2013, 2014 and 2015. SFIL is accounted for under the equity method and is 34% owned by Sony. Refer to Note 8.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2013, 2014 and 2015 were 2,360 million yen, 2,840 million yen and 6,149 million yen, respectively.